Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value of Financial Instruments

(6) Fair Value of Financial Instruments

Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities—those not carried at fair value—are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

The basis on which we estimate fair value is as follows:

Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

Restricted commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method. The fair value of short-term investments typically does not include significant unobservable inputs and approximate our amortized cost basis. As a result, short-term investments are classified as Level 2. Cost method limited partnerships typically include significant unobservable inputs as a result of being relatively illiquid with limited market activity for similar instruments and are classified as Level 3.

Long-term borrowings. We utilize available market data when determining fair value of long-term borrowings issued in the U.S. and Canada, which includes data on recent trades for the same or similar financial instruments. Accordingly, these instruments are classified as Level 2 measurements. In cases where market data is not available such as our Australian borrowings, we use broker quotes for which we consider the valuation methodology utilized by the third party, but the valuation typically includes significant unobservable inputs. Accordingly, we classify these borrowings where fair value is based on our consideration of broker quotes as Level 3 measurements.

Non-recourse funding obligations. We use an internal model to determine fair value using the current floating rate coupon and expected life/final maturity of the instrument discounted using the floating rate index and current market spread assumption, which is estimated based on recent transactions for these instruments or similar instruments as well as other market information or broker provided data. Given these instruments are private and very little market activity exists, our current market spread assumption is considered to have significant unobservable inputs in calculating fair value and, therefore, results in the fair value of these instruments being classified as Level 3.

Borrowings related to securitization entities. Based on market quotes or comparable market transactions. Some of these borrowings are publicly traded debt securities and are classified as Level 2. Certain borrowings are not publicly traded and are classified as Level 3.

Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of the dates indicated:

	March 31, 2013
	Notional amount		Carrying amount	Fair value
(Amounts in millions)				Total	Level 1	Level 2	Level 3
Assets:
Commercial mortgage loans		$(1)	$5,866	$6,399	$—	$—	$6,399
Restricted commercial mortgage loans		(1)	324	371	—	—	371
Other invested assets		(1)	419	431	—	307	124
Liabilities:
Long-term borrowings		(1)	4,766	5,246	—	5,095	151
Non-recourse funding obligations		(1)	2,062	1,468	—	—	1,468
Borrowings related to securitization entities		(1)	258	285	—	223	62
Investment contracts		(1)	17,815	18,926	—	906	18,020
Other firm commitments:
Commitments to fund limited partnerships	64		—	—	—	—	—
Ordinary course of business lending commitments	60		—	—	—	—	—

	December 31, 2012
	Notional amount		Carrying amount	Fair value
(Amounts in millions)				Total	Level 1	Level 2	Level 3
Assets:
Commercial mortgage loans		$(1)	$5,872	$6,378	$—	$—	$6,378
Restricted commercial mortgage loans		(1)	341	389	—	—	389
Other invested assets		(1)	380	389	—	265	124
Liabilities:
Long-term borrowings		(1)	4,776	4,950	—	4,800	150
Non-recourse funding obligations		(1)	2,066	1,462	—	—	1,462
Borrowings related to securitization entities		(1)	274	303	—	238	65
Investment contracts		(1)	18,280	19,526	—	1,009	18,517
Other firm commitments:
Commitments to fund limited partnerships	64		—	—	—	—	—
Ordinary course of business lending commitments	44		—	—	—	—	—

(1)	These financial instruments do not have notional amounts.

Recurring Fair Value Measurements

We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

Fixed maturity, equity and trading securities

The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services (“pricing services”) as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We also evaluate changes in fair value that are greater than 10% each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed.

In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium, which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. In certain instances, we utilize price caps for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized and whether external ratings are available for our private placement to determine whether the spreads utilized would be considered observable inputs. During the second quarter of 2012, we began classifying private securities without an external rating as Level 3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

For broker quotes, we consider the valuation methodology utilized by the third party, but the valuation typically includes significant unobservable inputs. Accordingly, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

The following tables summarize the primary sources of data considered when determining fair value of each class of fixed maturity securities as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Total	Level 1	Level 2	Level 3
U.S. government, agencies and government-sponsored enterprises:
Pricing services	$5,376	$—	$5,376	$—
Internal models	5	—	—	5

Total U.S. government, agencies and government-sponsored enterprises	5,381	—	5,376	5

Tax-exempt:
Pricing services	270	—	270	—

Total tax-exempt	270	—	270	—

Government—non-U.S.:
Pricing services	2,337	—	2,337	—
Internal models	8	—	—	8

Total government—non-U.S.	2,345	—	2,337	8

U.S. corporate:
Pricing services	22,984	—	22,984	—
Broker quotes	176	—	—	176
Internal models	2,776	—	308	2,468

Total U.S. corporate	25,936	—	23,292	2,644

Corporate—non-U.S.:
Pricing services	13,341	—	13,341	—
Broker quotes	155	—	—	155
Internal models	2,044	—	229	1,815

Total corporate—non-U.S.	15,540	—	13,570	1,970

Residential mortgage-backed:
Pricing services	5,812	—	5,812	—
Broker quotes	73	—	—	73
Internal models	57	—	—	57

Total residential mortgage-backed	5,942	—	5,812	130

Commercial mortgage-backed:
Pricing services	3,030	—	3,030	—
Broker quotes	9	—	—	9
Internal models	17	—	—	17

Total commercial mortgage-backed	3,056	—	3,030	26

Other asset-backed:
Pricing services	1,659	—	1,659	—
Broker quotes	917	—	—	917
Internal models	36	—	2	34

Total other asset-backed	2,612	—	1,661	951

Total fixed maturity securities	$61,082	$—	$55,348	$5,734

	December 31, 2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
U.S. government, agencies and government-sponsored enterprises:
Pricing services	$5,482	$—	$5,482	$—
Internal models	9	—	—	9

Total U.S. government, agencies and government-sponsored enterprises	5,491	—	5,482	9

Tax-exempt:
Pricing services	294	—	294	—

Total tax-exempt	294	—	294	—

Government—non-U.S.:
Pricing services	2,413	—	2,413	—
Internal models	9	—	—	9

Total government—non-U.S.	2,422	—	2,413	9

U.S. corporate:
Pricing services	23,113	—	23,113	—
Broker quotes	121	—	—	121
Internal models	2,871	—	309	2,562

Total U.S. corporate	26,105	—	23,422	2,683

Corporate—non-U.S.:
Pricing services	13,635	—	13,635	—
Broker quotes	75	—	—	75
Internal models	2,082	—	174	1,908

Total corporate—non-U.S.	15,792	—	13,809	1,983

Residential mortgage-backed:
Pricing services	5,924	—	5,924	—
Broker quotes	98	—	—	98
Internal models	59	—	—	59

Total residential mortgage-backed	6,081	—	5,924	157

Commercial mortgage-backed:
Pricing services	3,298	—	3,298	—
Broker quotes	18	—	—	18
Internal models	17	—	—	17

Total commercial mortgage-backed	3,333	—	3,298	35

Other asset-backed:
Pricing services	1,776	—	1,776	—
Broker quotes	829	—	—	829
Internal models	38	—	3	35

Total other asset-backed	2,643	—	1,779	864

Total fixed maturity securities	$62,161	$—	$56,421	$5,740

The following tables summarize the primary sources of data considered when determining fair value of equity securities as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$398	$395	$3	$—
Broker quotes	3	—	—	3
Internal models	89	—	—	89

Total equity securities	$490	$395	$3	$92

	December 31, 2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$419	$417	$2	$—
Broker quotes	3	—	—	3
Internal models	96	—	—	96

Total equity securities	$518	$417	$2	$99

The following tables summarize the primary sources of data considered when determining fair value of trading securities as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$401	$—	$401	$—
Broker quotes	67	—	—	67

Total trading securities	$468	$—	$401	$67

	December 31, 2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$480	$—	$480	$—
Broker quotes	76	—	—	76

Total trading securities	$556	$—	$480	$76

Restricted other invested assets related to securitization entities

We have trading securities related to securitization entities that are classified as restricted other invested assets and are carried at fair value. The trading securities represent asset-backed securities. The valuation for trading securities is determined using a market approach and/or an income approach depending on the availability of information. For certain highly rated asset-backed securities, there is observable market information for transactions of the same or similar instruments, which is provided to us by a third-party pricing service and is classified as Level 2. For certain securities that are not actively traded, we determine fair value after considering third-party broker provided prices or discounted expected cash flows using current yields for similar securities and classify these valuations as Level 3.

Securities lending and derivative counterparty collateral

The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

Contingent consideration

We have certain contingent purchase price payments and receivables related to acquisitions and sales that are recorded at fair value each period. Fair value is determined using an income approach whereby we project the expected performance of the business and compare our projections of the relevant performance metric to the thresholds established in the purchase or sale agreement to determine our expected payments or receipts. We then discount these expected amounts to calculate the fair value as of the valuation date. We evaluate the underlying projections used in determining fair value each period and update these underlying projections when there have been significant changes in our expectations of the future business performance. The inputs used to determine the discount rate and expected payments or receipts are primarily based on significant unobservable inputs and result in the fair value of the contingent consideration being classified as Level 3. An increase in the discount rate or a decrease in expected payments or receipts will result in a decrease in the fair value of contingent consideration.

Separate account assets

The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

Derivatives

We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty’s and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we do not record any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates. The interest rate volatility input used to value these options would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3. These options to terminate the swap by the counterparty are based on forward interest rate swap curves and volatility. As interest rate volatility increases, our valuation of the derivative changes unfavorably.

Interest rate swaps related to securitization entities. The valuation of interest rate swaps related to securitization entities is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2.

Inflation indexed swaps. The valuation of inflation indexed swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve, the current consumer price index and the forward consumer price index curve, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

Foreign currency swaps. The valuation of foreign currency swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and foreign currency exchange rates, both of which are considered an observable input, and results in the derivative being classified as Level 2.

Credit default swaps. We have both single name credit default swaps and index tranche credit default swaps. For single name credit default swaps, we utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2. For index tranche credit default swaps, we utilize an income approach that utilizes current market information related to credit spreads and expected defaults and losses associated with the reference entities that comprise the respective index associated with each derivative. There are significant unobservable inputs associated with the timing and amount of losses from the reference entities as well as the timing or amount of losses, if any, that will be absorbed by our tranche. Accordingly, the index tranche credit default swaps are classified as Level 3. As credit spreads widen for the underlying issuers comprising the index, the change in our valuation of these credit default swaps will be unfavorable.

Credit default swaps related to securitization entities. Credit default swaps related to securitization entities represent customized index tranche credit default swaps and are valued using a similar methodology as described above for index tranche credit default swaps. We determine fair value of these credit default swaps after considering both the valuation methodology described above as well as the valuation provided by the derivative counterparty. In addition to the valuation methodology and inputs described for index tranche credit default swaps, these customized credit default swaps contain a feature that permits the securitization entity to provide the par value of underlying assets in the securitization entity to settle any losses under the credit default swap. The valuation of this settlement feature is dependent upon the valuation of the underlying assets and the timing and amount of any expected loss on the credit default swap, which is considered a significant unobservable input. Accordingly, these customized index tranche credit default swaps related to securitization entities are classified as Level 3. As credit spreads widen for the underlying issuers comprising the customized index, the change in our valuation of these credit default swaps will be unfavorable.

Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

Forward bond purchase commitments. The valuation of forward bond purchase commitments is determined using an income approach. The primary input into the valuation represents the current bond prices and interest rates, which are generally considered an observable input, and results in the derivative being classified as Level 2.

Other foreign currency contracts. We have certain foreign currency options classified as other foreign currency contracts. The valuation of foreign currency options is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve, foreign currency exchange rates, forward interest rate, foreign currency exchange rate volatility, foreign equity index volatility and time value component associated with the optionality in the derivative. As a result of the significant unobservable inputs associated with the forward interest rate, foreign currency exchange rate volatility and foreign equity index volatility inputs, the derivative is classified as Level 3. As foreign currency exchange rate volatility and foreign equity index volatility increases, the change in our valuation of these options will be favorable. We also have foreign currency forward contracts where the valuation is determined using an income approach. The primary inputs into the valuation represent the forward foreign currency exchange rates, which are generally considered observable inputs and results in the derivative being classified as Level 2.

GMWB embedded derivatives

We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of March 31, 2013 and December 31, 2012, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $77 million and $89 million, respectively.

To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder’s current account value and GMWB benefit.

We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

Fixed index annuity embedded derivatives

We offer fixed indexed annuity products where interest is credited to the policyholder’s account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

Borrowings related to securitization entities

We record certain borrowings related to securitization entities at fair value. The fair value of these borrowings is determined using either a market approach or income approach, depending on the instrument and availability of market information. Given the unique characteristics of the securitization entities that issued these borrowings as well as the lack of comparable instruments, we determine fair value considering the valuation of the underlying assets held by the securitization entities and any derivatives, as well as any unique characteristics of the borrowings that may impact the valuation. After considering all relevant inputs, we determine fair value of the borrowings using the net valuation of the underlying assets and derivatives that are backing the borrowings. Accordingly, these instruments are classified as Level 3. Increases in the valuation of the underlying assets or decreases in the derivative liabilities will result in an increase in the fair value of these borrowings.

The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Assets
Investments:
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$5,381	$—	$5,376	$5
Tax-exempt	270	—	270	—
Government—non-U.S.	2,345	—	2,337	8
U.S. corporate	25,936	—	23,292	2,644
Corporate—non-U.S.	15,540	—	13,570	1,970
Residential mortgage-backed	5,942	—	5,812	130
Commercial mortgage-backed	3,056	—	3,030	26
Other asset-backed	2,612	—	1,661	951

Total fixed maturity securities	61,082	—	55,348	5,734

Equity securities	490	395	3	92

Other invested assets:
Trading securities	468	—	401	67
Derivative assets:
Interest rate swaps	864	—	863	1
Foreign currency swaps	9	—	9	—
Credit default swaps	7	—	—	7
Equity index options	17	—	—	17
Equity return swaps	1	—	1	—
Forward bond purchase commitments	39	—	39	—

Total derivative assets	937	—	912	25

Securities lending collateral	183	—	183	—
Derivatives counterparty collateral	209	—	209	—

Total other invested assets	1,797	—	1,705	92

Restricted other invested assets related to securitization entities	399	—	200	199
Other assets (1)	10	—	—	10
Reinsurance recoverable (2)	6	—	—	6
Separate account assets	10,140	10,140	—	—

Total assets	$73,924	$10,535	$57,256	$6,133

Liabilities
Policyholder account balances:
GMWB embedded derivatives (3)	$272	$—	$—	$272
Fixed index annuity embedded derivatives	34	—	—	34

Total policyholder account balances	306	—	—	306

Derivative liabilities:
Interest rate swaps	272	—	272	—
Interest rate swaps related to securitization entities	23	—	23	—
Inflation indexed swaps	95	—	95	—
Foreign currency swaps	8	—	8	—
Credit default swaps	1	—	1	—
Credit default swaps related to securitization entities	97	—	—	97
Equity index options	1	—	—	1

Total derivative liabilities	497	—	399	98

Borrowings related to securitization entities	71	—	—	71

Total liabilities	$874	$—	$399	$475

(1)	Represents contingent receivables associated with recent business dispositions.
(2)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

	December 31, 2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Assets
Investments:
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$5,491	$—	$5,482	$9
Tax-exempt	294	—	294	—
Government—non-U.S.	2,422	—	2,413	9
U.S. corporate	26,105	—	23,422	2,683
Corporate—non-U.S.	15,792	—	13,809	1,983
Residential mortgage-backed	6,081	—	5,924	157
Commercial mortgage-backed	3,333	—	3,298	35
Other asset-backed	2,643	—	1,779	864

Total fixed maturity securities	62,161	—	56,421	5,740

Equity securities	518	417	2	99

Other invested assets:
Trading securities	556	—	480	76
Derivative assets:
Interest rate swaps	1,029	—	1,027	2
Foreign currency swaps	34	—	34	—
Credit default swaps	8	—	1	7
Equity index options	25	—	—	25
Forward bond purchase commitments	53	—	53	—

Total derivative assets	1,149	—	1,115	34

Securities lending collateral	187	—	187	—
Derivatives counterparty collateral	261	—	261	—

Total other invested assets	2,153	—	2,043	110

Restricted other invested assets related to securitization entities	393	—	199	194
Other assets (1)	9	—	—	9
Reinsurance recoverable (2)	10	—	—	10
Separate account assets	9,937	9,937	—	—

Total assets	$75,181	$10,354	$58,665	$6,162

Liabilities
Policyholder account balances:
GMWB embedded derivatives (3)	$350	$—	$—	$350
Fixed index annuity embedded derivatives	27	—	—	27

Total policyholder account balances	377	—	—	377

Derivative liabilities:
Interest rate swaps	307	—	307	—
Interest rate swaps related to securitization entities	27	—	27	—
Inflation indexed swaps	105	—	105	—
Foreign currency swaps	1	—	1	—
Credit default swaps	1	—	—	1
Credit default swaps related to securitization entities	104	—	—	104
Equity return swaps	8	—	8	—

Total derivative liabilities	553	—	448	105

Borrowings related to securitization entities	62	—	—	62

Total liabilities	$992	$—	$448	$544

(1)	Represents contingent receivables associated with recent business dispositions.
(2)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

	Beginning balance as of January 1, 2013	Total realized and unrealized gains (losses)		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of March 31, 2013	Total gains (losses) included in net income attributable to assets still held
(Amounts in millions)		Included in net income	Included in OCI
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$9	$—	$—	$—	$—	$—	$(4)	$—	$—	$5	$—
Government—non-U.S.	9	—	—	—	—	—	(1)	—	—	8	—
U.S. corporate (1)	2,683	2	18	56	(97)	—	(51)	62	(29)	2,644	(1)
Corporate—non-U.S. (1)	1,983	1	9	53	—	—	(23)	—	(53)	1,970	1
Residential mortgage-backed	157	(1)	1	—	—	—	(11)	—	(16)	130	(1)
Commercial mortgage—backed	35	(2)	(2)	—	—	—	(10)	5	—	26	(2)
Other asset-backed	864	(1)	11	65	(44)	—	(30)	86	—	951	—

Total fixed maturity securities	5,740	(1)	37	174	(141)	—	(130)	153	(98)	5,734	(3)

Equity securities	99	—	—	—	(7)	—	—	—	—	92	—

Other invested assets:
Trading securities	76	3	—	—	(11)	—	(1)	—	—	67	2
Derivative assets:
Interest rate swaps	2	—	—	—	—	—	(1)	—	—	1	—
Credit default swaps	7	3	—	—	—	—	(3)	—	—	7	2
Equity index options	25	(15)	—	7	—	—	—	—	—	17	(15)

Total derivative assets	34	(12)	—	7	—	—	(4)	—	—	25	(13)

Total other invested assets	110	(9)	—	7	(11)	—	(5)	—	—	92	(11)

Restricted other invested assets related to securitization entities	194	5	—	—	—	—	—	—	—	199	5
Other assets (2)	9	1	—	—	—	—	—	—	—	10	1
Reinsurance recoverable (3)	10	(5)	—	—	—	1	—	—	—	6	(5)

Total Level 3 assets	$6,162	$(9)	$37	$181	$(159)	$1	$(135)	$153	$(98)	$6,133	$(13)

(1)

The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate—non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.

(2)	Represents contingent receivables associated with recent business dispositions.
(3)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

	Beginning balance as of January 1, 2012	Total realized and unrealized gains (losses)		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of March 31, 2012	Total gains (losses) included in net income attributable to assets still held
(Amounts in millions)		Included in net income	Included in OCI
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$13	$—	$—	$—	$—	$—	$—	$—	$(12)	$1	$—
Government—non-U.S.	10	—	—	—	—	—	(1)	—	—	9	—
U.S. corporate (1)	2,511	1	11	30	(18)	—	(10)	149	(244)	2,430	4
Corporate—non-U.S. (1)	1,284	2	13	59	—	—	(28)	353	(74)	1,609	1
Residential mortgage-backed	95	—	3	—	—	—	(5)	2	—	95	—
Commercial mortgage—backed	39	—	2	—	—	—	(1)	—	—	40	—
Other asset-backed	271	—	7	70	(20)	—	(13)	104	—	419	—

Total fixed maturity securities	4,223	3	36	159	(38)	—	(58)	608	(330)	4,603	5

Equity securities	98	1	(2)	—	(2)	—	—	—	—	95	—

Other invested assets:
Trading securities	264	5	—	24	—	—	(7)	—	—	286	5
Derivative assets:
Interest rate swaps	5	—	—	—	—	—	(1)	—	—	4	—
Credit default swaps	—	4	—	—	—	—	(1)	—	—	3	4
Equity index options	39	(35)	—	14	—	—	—	—	—	18	(31)
Other foreign currency contracts	9	(10)	—	3	—	—	—	—	—	2	(10)

Total derivative assets	53	(41)	—	17	—	—	(2)	—	—	27	(37)

Total other invested assets	317	(36)	—	41	—	—	(9)	—	—	313	(32)

Restricted other invested assets related to securitization entities	176	5	—	—	—	—	—	—	—	181	5
Reinsurance recoverable (2)	16	(11)	—	—	—	1	—	—	—	6	(11)

Total Level 3 assets	$4,830	$(38)	$34	$200	$(40)	$1	$(67)	$608	$(330)	$5,198	$(33)

(1)

The transfers into and out of Level 3 were primarily related to private fixed rate U.S. and non-U.S. corporate securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.

(2)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

The following table presents the gains and losses included in net income from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the three months ended March 31:

(Amounts in millions)	2013	2012
Total realized and unrealized gains (losses) included in net income:
Net investment income	$9	$16
Net investment gains (losses)	(18)	(54)

Total	$(9)	$(38)

Net gains (losses) included in net income attributable to assets still held:
Net investment income	$7	$15
Net investment gains (losses)	(20)	(48)

Total	$(13)	$(33)

The amount presented for unrealized gains (losses) included in net income for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

	Beginning balance as of January 1, 2013	Total realized and unrealized (gains) losses		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of March 31, 2013	Total (gains) losses included in net (income) attributable to liabilities still held
(Amounts in millions)		Included in net (income)	Included in OCI
Policyholder account balances:
GMWB embedded derivatives (1)	$350	$(87)	$—	$—	$—	$9	$—	$—	$—	$272	$(83)
Fixed index annuity embedded derivatives	27	3	—	—	—	4	—	—	—	34	3

Total policyholder account balances	377	(84)	—	—	—	13	—	—	—	306	(80)

Derivative liabilities:
Credit default swaps	1	(1)	—	—	—	—	—	—	—	—	(1)
Credit default swaps related to securitization entities	104	(8)	—	1	—	—	—	—	—	97	(8)
Equity index options	—	1	—	—	—	—	—	—	—	1	1

Total derivative liabilities	105	(8)	—	1	—	—	—	—	—	98	(8)

Borrowings related to securitization entities	62	9	—	—	—	—	—	—	—	71	9

Total Level 3 liabilities	$544	$(83)	$—	$1	$—	$13	$—	$—	$—	$475	$(79)

(1)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

	Beginning balance as of January 1, 2012	Total realized and unrealized (gains) losses		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of March 31, 2012	Total (gains) losses included in net (income) attributable to liabilities still held
(Amounts in millions)		Included in net (income)	Included in OCI
Policyholder account balances:
GMWB embedded derivatives (1)	$492	$(214)	$—	$—	$—	$9	$—	$—	$—	$287	$(210)
Fixed index annuity embedded derivatives	4	2	—	—	—	—	—	—	—	6	2

Total policyholder account balances	496	(212)	—	—	—	9	—	—	—	293	(208)

Derivative liabilities:
Credit default swaps	57	(36)	—	2	—	—	—	—	—	23	(36)
Credit default swaps related to securitization entities	177	(31)	—	1	—	—	—	—	—	147	(31)

Total derivative liabilities	234	(67)	—	3	—	—	—	—	—	170	(67)

Borrowings related to securitization entities	48	7	—	—	—	—	—	—	—	55	7

Total Level 3 liabilities	$778	$(272)	$—	$3	$—	$9	$—	$—	$—	$518	$(268)

(1)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

The following table presents the gains and losses included in net (income) from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the three months ended March 31:

(Amounts in millions)	2013	2012
Total realized and unrealized (gains) losses included in net (income):
Net investment income	$—	$—
Net investment (gains) losses	(83)	(272)

Total	$(83)	$(272)

Total (gains) losses included in net (income) attributable to liabilities still held:
Net investment income	$—	$—
Net investment (gains) losses	(79)	(268)

Total	$(79)	$(268)

Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

Issuances and settlements presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled “included in net (income)” in the tables presented above.

Certain classes of instruments classified as Level 3 are excluded below as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value. The following table presents a summary of the significant unobservable inputs used for certain fair value measurements that are based on internal models and classified as Level 3 as of March 31, 2013:

(Amounts in millions)	Valuation technique	Fair value	Unobservable input	Range (weighted-average)
Assets
Fixed maturity securities:
U.S. corporate	Matrix pricing	$2,468	Credit spreads	60bps - 800bps (200bps)
Corporate—non-U.S.	Matrix pricing	1,815	Credit spreads	87bps - 358bps (181bps)
Derivative assets:
Interest rate swaps	Discounted cash flows	1	Interest rate volatility	21% - 25% (23%)
Credit default swaps (1)	Discounted cash flows	7	Credit spreads	14bps - 159bps (70bps)
Equity index options	Discounted cash flows	17	Equity index volatility	22% - 43% (29%)
Other assets (2)	Discounted cash flows	10	Discount rate	Not applicable
Liabilities
Policyholder account balances:			Withdrawal utilization rate Lapse rate Non-performance risk	—%-98% —%-25%
GMWB embedded derivatives (3)	Stochastic cash flow model	272	(credit spreads) Equity index volatility	50bps - 90bps (80bps) 15% - 25% (22%)
Fixed index annuity embedded derivatives	Option budget method	34	Expected future interest credited	1% - 4% (1%)
Derivative liabilities:
Equity index options	Discounted cash flows	1	Equity index volatility	22%

(1)	Unobservable input valuation based on the current market credit default swap premium.
(2)	Represents contingent receivables associated with recent business dispositions.
(3)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

(17) Fair Value of Financial Instruments

Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities—those not carried at fair value—are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

The basis on which we estimate fair value is as follows:

Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

Restricted commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method. The fair value of short-term investments typically does not include significant unobservable inputs and approximate our amortized cost basis. As a result, short-term investments are classified as Level 2. Cost method limited partnerships typically include significant unobservable inputs as a result of being relatively illiquid with limited market activity for similar instruments and are classified as Level 3.

Long-term borrowings. We utilize available market data when determining fair value of long-term borrowings issued in the U.S. and Canada, which includes data on recent trades for the same or similar financial instruments. Accordingly, these instruments are classified as Level 2 measurements. In cases where market data is not available such as our Australian borrowings, we use broker quotes for which we consider the valuation methodology utilized by the third party, but the valuation typically includes significant unobservable inputs. Accordingly, we classify these borrowings where fair value is based on our consideration of broker quotes as Level 3 measurements.

Non-recourse funding obligations. We use an internal model to determine fair value using the current floating rate coupon and expected life/final maturity of the instrument discounted using the floating rate index and current market spread assumption, which is estimated based on recent transactions for these instruments or similar instruments as well as other market information or broker provided data. Given these instruments are private and very little market activity exists, our current market spread assumption is considered to have significant unobservable inputs in calculating fair value and, therefore, results in the fair value of these instruments being classified as Level 3.

Borrowings related to securitization entities. Based on market quotes or comparable market transactions. Some of these borrowings are publicly traded debt securities and are classified as Level 2. Certain borrowings are not publicly traded and are classified as Level 3.

Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

	December 31, 2012
(Amounts in millions)	Notional amount		Carrying amount	Fair value
				Total	Level 1	Level 2	Level 3
Assets:
Commercial mortgage loans		$(1)	$5,872	$6,378	$—	$—	$6,378
Restricted commercial mortgage loans		(1)	341	389	—	—	389
Other invested assets		(1)	380	389	—	265	124
Liabilities:
Long-term borrowings (2)		(1)	4,776	4,950	—	4,800	150
Non-recourse funding obligations (2)		(1)	2,066	1,462	—	—	1,462
Borrowings related to securitization entities (3)		(1)	274	303	—	238	65
Investment contracts		(1)	18,280	19,526	—	1,009	18,517
Other firm commitments:
Commitments to fund limited partnerships	64		—	—	—	—	—
Ordinary course of business lending commitments	44		—	—	—	—	—

	December 31, 2011
(Amounts in millions)	Notional amount		Carrying amount	Fair value
				Total	Level 1	Level 2	Level 3
Assets:
Commercial mortgage loans		$(1)	$6,092	$6,500	$—	$—	$6,500
Restricted commercial mortgage loans		(1)	411	461	—	—	461
Other invested assets		(1)	786	795	—	658	137
Liabilities:
Long-term borrowings (2)		(1)	4,726	4,353	—	4,214	139
Non-recourse funding obligations (2)		(1)	3,256	2,160	—	—	2,160
Borrowings related to securitization entities (3)		(1)	348	375	—	287	88
Investment contracts		(1)	18,880	19,681	—	1,356	18,325
Other firm commitments:
Commitments to fund limited partnerships	78		—	—	—	—	—
Ordinary course of business lending commitments	9		—	—	—	—	—

(1)	These financial instruments do not have notional amounts.
(2)	See note 18 for additional information related to consolidated securitization entities.
(3)	See note 13 for additional information related to borrowings.

Recurring Fair Value Measurements

We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

Fixed maturity, equity and trading securities

The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services (“pricing services”) as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We also evaluate changes in fair value that are greater than 10% each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed.

In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium, which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. In certain instances, we utilize price caps for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized and whether external ratings are available for our private placement to determine whether the spreads utilized would be considered observable inputs. During the second quarter of 2012, we began classifying private securities without an external rating as Level 3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

For broker quotes, we consider the valuation methodology utilized by the third party, but the valuation typically includes significant unobservable inputs. Accordingly, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

The following tables summarize the primary sources of data considered when determining fair value of each class of fixed maturity securities as of December 31:

	2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
U.S. government, agencies and government-sponsored enterprises:
Pricing services	$5,482	$—	$5,482	$—
Internal models	9	—	—	9

Total U.S. government, agencies and government-sponsored enterprises	5,491	—	5,482	9

Tax-exempt:
Pricing services	294	—	294	—

Total tax-exempt	294	—	294	—

Government—non-U.S.:
Pricing services	2,413	—	2,413	—
Internal models	9	—	—	9

Total government—non-U.S.	2,422	—	2,413	9

U.S. corporate:
Pricing services	23,113	—	23,113	—
Broker quotes	121	—	—	121
Internal models	2,871	—	309	2,562

Total U.S. corporate	26,105	—	23,422	2,683

Corporate—non-U.S.:
Pricing services	13,635	—	13,635	—
Broker quotes	75	—	—	75
Internal models	2,082	—	174	1,908

Total corporate—non-U.S.	15,792	—	13,809	1,983

Residential mortgage-backed:
Pricing services	5,924	—	5,924	—
Broker quotes	98	—	—	98
Internal models	59	—	—	59

Total residential mortgage-backed	6,081	—	5,924	157

Commercial mortgage-backed:
Pricing services	3,298	—	3,298	—
Broker quotes	18	—	—	18
Internal models	17	—	—	17

Total commercial mortgage-backed	3,333	—	3,298	35

Other asset-backed:
Pricing services	1,776	—	1,776	—
Broker quotes	829	—	—	829
Internal models	38	—	3	35

Total other asset-backed	2,643	—	1,779	864

Total fixed maturity securities	$62,161	$—	$56,421	$5,740

	2011
(Amounts in millions)	Total	Level 1	Level 2	Level 3
U.S. government, agencies and government-sponsored enterprises:
Pricing services	$4,850	$—	$4,850	$—
Internal models	13	—	—	13

Total U.S. government, agencies and government-sponsored enterprises	4,863	—	4,850	13

Tax-exempt:
Pricing services	503	—	503	—

Total tax-exempt	503	—	503	—

Government—non-U.S.:
Pricing services	2,201	—	2,201	—
Internal models	10	—	—	10

Total government—non-U.S.	2,211	—	2,201	10

U.S. corporate:
Pricing services	22,168	—	22,168	—
Broker quotes	250	—	—	250
Internal models	2,840	—	579	2,261

Total U.S. corporate	25,258	—	22,747	2,511

Corporate—non-U.S.:
Pricing services	11,925	—	11,925	—
Broker quotes	78	—	—	78
Internal models	1,754	—	548	1,206

Total corporate—non-U.S.	13,757	—	12,473	1,284

Residential mortgage-backed:
Pricing services	5,600	—	5,600	—
Broker quotes	36	—	—	36
Internal models	59	—	—	59

Total residential mortgage-backed	5,695	—	5,600	95

Commercial mortgage-backed:
Pricing services	3,361	—	3,361	—
Broker quotes	15	—	—	15
Internal models	24	—	—	24

Total commercial mortgage-backed	3,400	—	3,361	39

Other asset-backed:
Pricing services	2,328	—	2,328	—
Broker quotes	271	—	—	271
Internal models	9	—	9	—

Total other asset-backed	2,608	—	2,337	271

Total fixed maturity securities	$58,295	$—	$54,072	$4,223

The following tables summarize the primary sources of data considered when determining fair value of equity securities as of December 31:

	2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$419	$417	$2	$—
Broker quotes	3	—	—	3
Internal models	96	—	—	96

Total equity securities	$518	$417	$2	$99

	2011
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$261	$259	$2	$—
Broker quotes	6	—	—	6
Internal models	92	—	—	92

Total equity securities	$359	$259	$2	$98

The following tables summarize the primary sources of data considered when determining fair value of trading securities as of December 31:

	2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$480	$—	$480	$—
Broker quotes	76	—	—	76

Total trading securities	$556	$—	$480	$76

	2011
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$524	$—	$524	$—
Broker quotes	264	—	—	264

Total trading securities	$788	$—	$524	$264

Restricted other invested assets related to securitization entities

We have trading securities related to securitization entities that are classified as restricted other invested assets and are carried at fair value. The trading securities represent asset-backed securities. The valuation for trading securities is determined using a market approach and/or an income approach depending on the availability of information. For certain highly rated asset-backed securities, there is observable market information for transactions of the same or similar instruments, which is provided to us by a third-party pricing service and is classified as Level 2. For certain securities that are not actively traded, we determine fair value after considering third-party broker provided prices or discounted expected cash flows using current yields for similar securities and classify these valuations as Level 3.

Securities lending and derivative counterparty collateral

The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

Contingent consideration

We have certain contingent purchase price payments and receivables related to acquisitions and sales that are recorded at fair value each period. Fair value is determined using an income approach whereby we project the expected performance of the business and compare our projections of the relevant performance metric to the thresholds established in the purchase or sale agreement to determine our expected payments or receipts. We then discount these expected amounts to calculate the fair value as of the valuation date. We evaluate the underlying projections used in determining fair value each period and update these underlying projections when there have been significant changes in our expectations of the future business performance. The inputs used to determine the discount rate and expected payments or receipts are primarily based on significant unobservable inputs and result in the fair value of the contingent consideration being classified as Level 3. An increase in the discount rate or a decrease in expected payments or receipts will result in a decrease in the fair value of contingent consideration.

Separate account assets

The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

Derivatives

We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty’s and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we do not record any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates. The interest rate volatility input used to value these options would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3. These options to terminate the swap by the counterparty are based on forward interest rate swap curves and volatility. As interest rate volatility increases, our valuation of the derivative changes unfavorably.

Interest rate swaps related to securitization entities. The valuation of interest rate swaps related to securitization entities is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2.

Inflation indexed swaps. The valuation of inflation indexed swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve, the current consumer price index and the forward consumer price index curve, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

Foreign currency swaps. The valuation of foreign currency swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and foreign currency exchange rates, both of which are considered an observable input, and results in the derivative being classified as Level 2.

Credit default swaps. We have both single name credit default swaps and index tranche credit default swaps. For single name credit default swaps, we utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2. For index tranche credit default swaps, we utilize an income approach that utilizes current market information related to credit spreads and expected defaults and losses associated with the reference entities that comprise the respective index associated with each derivative. There are significant unobservable inputs associated with the timing and amount of losses from the reference entities as well as the timing or amount of losses, if any, that will be absorbed by our tranche. Accordingly, the index tranche credit default swaps are classified as Level 3. As credit spreads widen for the underlying issuers comprising the index, the change in our valuation of these credit default swaps will be unfavorable.

Credit default swaps related to securitization entities. Credit default swaps related to securitization entities represent customized index tranche credit default swaps and are valued using a similar methodology as described above for index tranche credit default swaps. We determine fair value of these credit default swaps after considering both the valuation methodology described above as well as the valuation provided by the derivative counterparty. In addition to the valuation methodology and inputs described for index tranche credit default swaps, these customized credit default swaps contain a feature that permits the securitization entity to provide the par value of underlying assets in the securitization entity to settle any losses under the credit default swap. The valuation of this settlement feature is dependent upon the valuation of the underlying assets and the timing and amount of any expected loss on the credit default swap, which is considered a significant unobservable input. Accordingly, these customized index tranche credit default swaps related to securitization entities are classified as Level 3. As credit spreads widen for the underlying issuers comprising the customized index, the change in our valuation of these credit default swaps will be unfavorable.

Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

Forward bond purchase commitments. The valuation of forward bond purchase commitments is determined using an income approach. The primary input into the valuation represents the current bond prices and interest rates, which are generally considered an observable input, and results in the derivative being classified as Level 2.

Other foreign currency contracts. We have certain foreign currency options classified as other foreign currency contracts. The valuation of foreign currency options is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve, foreign currency exchange rates, forward interest rate, foreign currency exchange rate volatility, foreign equity index volatility and time value component associated with the optionality in the derivative. As a result of the significant unobservable inputs associated with the forward interest rate, foreign currency exchange rate volatility and foreign equity index volatility inputs, the derivative is classified as Level 3. As foreign currency exchange rate volatility and foreign equity index volatility increases, the change in our valuation of these options will be favorable. We also have foreign currency forward contracts where the valuation is determined using an income approach. The primary inputs into the valuation represent the forward foreign currency exchange rates, which are generally considered observable inputs and results in the derivative being classified as Level 2.

Reinsurance embedded derivatives

We have certain reinsurance agreements that result in a reinsurance counterparty holding assets for our benefit where this feature is considered an embedded derivative requiring bifurcation. As a result, we measure the embedded derivatives at fair value with changes in fair value being recorded in income (loss). Fair value is determined by comparing the fair value and cost basis of the underlying assets. The underlying assets are primarily comprised of highly rated investments and result in the fair value of the embedded derivatives being classified as Level 2.

GMWB embedded derivatives

We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of December 31, 2012 and 2011, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $89 million and $109 million, respectively.

To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder’s current account value and GMWB benefit.

We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

Fixed index annuity embedded derivatives

We offer fixed indexed annuity products where interest is credited to the policyholder’s account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

Borrowings related to securitization entities

We record certain borrowings related to securitization entities at fair value. The fair value of these borrowings is determined using either a market approach or income approach, depending on the instrument and availability of market information. Given the unique characteristics of the securitization entities that issued these borrowings as well as the lack of comparable instruments, we determine fair value considering the valuation of the underlying assets held by the securitization entities and any derivatives, as well as any unique characteristics of the borrowings that may impact the valuation. After considering all relevant inputs, we determine fair value of the borrowings using the net valuation of the underlying assets and derivatives that are backing the borrowings. Accordingly, these instruments are classified as Level 3. Increases in the valuation of the underlying assets or decreases in the derivative liabilities will result in an increase in the fair value of these borrowings.

The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

	2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Assets
Investments:
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$5,491	$—	$5,482	$9
Tax-exempt	294	—	294	—
Government—non-U.S.	2,422	—	2,413	9
U.S. corporate	26,105	—	23,422	2,683
Corporate—non-U.S.	15,792	—	13,809	1,983
Residential mortgage-backed	6,081	—	5,924	157
Commercial mortgage-backed	3,333	—	3,298	35
Other asset-backed	2,643	—	1,779	864

Total fixed maturity securities	62,161	—	56,421	5,740

Equity securities	518	417	2	99

Other invested assets:
Trading securities	556	—	480	76
Derivative assets:
Interest rate swaps	1,029	—	1,027	2
Foreign currency swaps	34	—	34	—
Credit default swaps	8	—	1	7
Equity index options	25	—	—	25
Forward bond purchase commitments	53	—	53	—

Total derivative assets	1,149	—	1,115	34

Securities lending collateral	187	—	187	—
Derivatives counterparty collateral	261	—	261	—

Total other invested assets	2,153	—	2,043	110

Restricted other invested assets related to securitization entities (1)	393	—	199	194
Other assets (2)	9	—	—	9
Reinsurance recoverable (3)	10	—	—	10
Separate account assets	9,937	9,937	—	—

Total assets	$75,181	$10,354	$58,665	$6,162

Liabilities
Policyholder account balances:
GMWB embedded derivatives (4)	$350	$—	$—	$350
Fixed index annuity embedded derivatives	27	—	—	27

Total policyholder account balances	377	—	—	377

Derivative liabilities:
Interest rate swaps	307	—	307	—
Interest rate swaps related to securitization entities (1)	27	—	27	—
Inflation indexed swaps	105	—	105	—
Foreign currency swaps	1	—	1	—
Credit default swaps	1	—	—	1
Credit default swaps related to securitization entities (1)	104	—	—	104
Equity return swaps	8	—	8	—

Total derivative liabilities	553	—	448	105

Borrowings related to securitization entities (1)	62	—	—	62

Total liabilities	$992	$—	$448	$544

(1)	See note 18 for additional information related to consolidated securitization entities.
(2)	Represents contingent receivables associated with recent business dispositions.
(3)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(4)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

	2011
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Assets
Investments:
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$4,863	$—	$4,850	$13
Tax-exempt	503	—	503	—
Government—non-U.S.	2,211	—	2,201	10
U.S. corporate	25,258	—	22,747	2,511
Corporate—non-U.S.	13,757	—	12,473	1,284
Residential mortgage-backed	5,695	—	5,600	95
Commercial mortgage-backed	3,400	—	3,361	39
Other asset-backed	2,608	—	2,337	271

Total fixed maturity securities	58,295	—	54,072	4,223

Equity securities	359	259	2	98

Other invested assets:
Trading securities	788	—	524	264
Derivative assets:
Interest rate swaps	1,350	—	1,345	5
Foreign currency swaps	32	—	32	—
Credit default swaps	1	—	1	—
Equity index options	39	—	—	39
Equity return swaps	7	—	7	—
Forward bond purchase commitments	47	—	47	—
Other foreign currency contracts	9	—	—	9

Total derivative assets	1,485	—	1,432	53

Securities lending collateral	406	—	406	—
Derivatives counterparty collateral	323	—	323	—

Total other invested assets	3,002	—	2,685	317

Restricted other invested assets related to securitization entities (1)	376	—	200	176
Other assets (2)	29	—	29	—
Reinsurance recoverable (3)	16	—	—	16
Separate account assets	10,122	10,122	—	—

Total assets	$72,199	$10,381	$56,988	$4,830

Liabilities
Policyholder account balances:
GMWB embedded derivatives (4)	$492	$—	$—	$492
Fixed index annuity embedded derivatives	4	—	—	4

Total policyholder account balances	496	—	—	496

Derivative liabilities:
Interest rate swaps	376	—	376	—
Interest rate swaps related to securitization entities (1)	28	—	28	—
Inflation indexed swaps	43	—	43	—
Credit default swaps	59	—	2	57
Credit default swaps related to securitization entities (1)	177	—	—	177
Equity return swaps	4	—	4	—
Other foreign currency contracts	11	—	11	—

Total derivative liabilities	698	—	464	234

Borrowings related to securitization entities (1)	48	—	—	48

Total liabilities	$1,242	$—	$464	$778

(1)	See note 18 for additional information related to consolidated securitization entities.
(2)	Represents embedded derivatives associated with certain reinsurance agreements.
(3)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(4)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

(Amounts in millions)	Beginning	Total realized and unrealized gains (losses)		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of December 31, 2012	Total gains (losses) included in net income

	balance as of January 1, 2012	Included in net income (loss)	Included in OCI								(loss) attributable to assets still held
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$13	$—	$—	$—	$—	$—	$—	$9	$(13)	$9	$—
Government—non-U.S.	10	—	—	—	—	—	(1)	—	—	9	—
U.S. corporate (1)	2,511	12	118	147	(122)	—	(214)	726	(495)	2,683	14
Corporate—non-U.S. (1)	1,284	3	92	269	(29)	—	(186)	711	(161)	1,983	2
Residential mortgage-backed (1)	95	(7)	14	20	(17)	—	(31)	86	(3)	157	(7)
Commercial mortgage-backed	39	(2)	5	—	(1)	—	(2)	3	(7)	35	(1)
Other asset-backed (1)	271	(2)	45	350	(46)	—	(94)	369	(29)	864	2

Total fixed maturity securities	4,223	4	274	786	(215)	—	(528)	1,904	(708)	5,740	10

Equity securities	98	1	(2)	10	(8)	—	—	—	—	99	—

Other invested assets:
Trading securities	264	13	—	24	(72)	—	(125)	4	(32)	76	15
Derivative assets:
Interest rate swaps	5	—	—	—	—	—	(3)	—	—	2	—
Credit default swaps	—	12	—	—	—	—	(5)	—	—	7	12
Equity index options	39	(59)	—	55	—	—	(10)	—	—	25	(42)
Other foreign currency contracts	9	(11)	—	3	—	—	(1)	—	—	—	(11)

Total derivative assets	53	(58)	—	58	—	—	(19)	—	—	34	(41)

Total other invested assets	317	(45)	—	82	(72)	—	(144)	4	(32)	110	(26)

Restricted other invested assets related to securitization entities (2)	176	18	—	100	(100)	—	—	—	—	194	13
Other assets (3)	—	(7)	—	—	—	16	—	—	—	9	(7)
Reinsurance recoverable (4)	16	(9)	—	—	—	3	—	—	—	10	(9)

Total Level 3 assets	$4,830	$(38)	$272	$978	$(395)	$19	$(672)	$1,908	$(740)	$6,162	$(19)

(1)

The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate—non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out. During the second quarter of 2012, we began classifying private securities without an external rating as Level 3, which resulted in a significant number of securities being transferred into Level 3. The transfers into Level 3 for structured securities primarily related to securities that were recently purchased and initially classified as Level 2 based on market data that existed at the time of purchase and subsequent valuation included significant unobservable inputs.

(2)	See note 18 for additional information related to consolidated securitization entities.
(3)	Represents contingent receivables associated with recent business dispositions.
(4)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

(Amounts in millions)	Beginning	Total realized and unrealized gains (losses)		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of December 31, 2011	Total gains (losses) included in net income
	balance as of January 1, 2011	Included in net income (loss)	Included in OCI								(loss) attributable to assets still held
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$11	$—	$—	$—	$—	$—	$—	$24	$(22)	$13	$—
Government—non-U.S.	1	—	—	—	—	—	—	9	—	10	—
U.S. corporate (1)	1,100	(8)	72	113	(25)	—	(105)	1,790	(426)	2,511	(8)
Corporate—non-U.S. (1)	368	(26)	11	103	(71)	—	(13)	1,132	(220)	1,284	(26)
Residential mortgage-backed	143	(1)	(11)	3	(15)	—	(30)	9	(3)	95	(1)
Commercial mortgage-backed	50	(2)	2	—	(1)	—	(11)	1	—	39	(2)
Other asset-backed	268	—	—	8	(8)	—	(43)	46	—	271	—

Total fixed maturity securities	1,941	(37)	74	227	(120)	—	(202)	3,011	(671)	4,223	(37)

Equity securities	87	1	1	24	(13)	—	(2)	—	—	98	—

Other invested assets:
Trading securities	329	(1)	—	5	(41)	—	(28)	—	—	264	(1)
Derivative assets:
Interest rate swaps	5	1	—	—	—	—	(1)	—	—	5	1
Credit default swaps	6	(6)	—	—	—	—	—	—	—	—	(6)
Equity index options	33	7	—	44	—	—	(45)	—	—	39	7
Other foreign currency options	—	(1)	—	10	—	—	—	—	—	9	(1)

Total derivative assets	44	1	—	54	—	—	(46)	—	—	53	1

Total other invested assets	373	—	—	59	(41)	—	(74)	—	—	317	—

Restricted other invested assets related to securitization entities (2)	171	5	—	—	—	—	—	—	—	176	5
Reinsurance recoverable (3)	(5)	18	—	—	—	3	—	—	—	16	18

Total Level 3 assets	$2,567	$(13)	$75	$310	$(174)	$3	$(278)	$3,011	$(671)	$4,830	$(14)

(1)

The majority of the transfers into Level 3 during the fourth quarter of 2011 related to a reclassification of certain private securities valued using internal models which previously had not been identified as having significant unobservable inputs. Prior to the fourth quarter of 2011, these securities had been misclassified as Level 2. The remaining transfers into and out of Level 3 were primarily related to private fixed rate U.S. and non-U.S. corporate securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.

(2)	See note 18 for additional information related to consolidated securitization entities.
(3)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

(Amounts in millions)	Beginning	Total realized and unrealized gains (losses)		Purchases, sales,	Transfer into Level 3	Transfer out of Level 3 (1)	Ending balance as of December 31, 2010	Total gains (losses) included in net income
	balance as of January 1, 2010	Included in net income (loss)	Included in OCI	issuances and settlements, net				(loss) attributable to assets still held
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$16	$—	$—	$(2)	$17	$(20)	$11	$—
Tax-exempt	2	—	—	—	—	(2)	—	—
Government—non-U.S.	7	—	2	—	16	(24)	1	—
U.S. corporate (2)	1,073	21	33	—	870	(897)	1,100	16
Corporate—non-U.S. (2)	504	(20)	15	22	489	(642)	368	(22)
Residential mortgage-backed	1,481	—	8	86	79	(1,511)	143	—
Commercial mortgage-backed	3,558	(5)	24	(79)	21	(3,469)	50	—
Other asset-backed (3)	1,419	(24)	39	(10)	108	(1,264)	268	(24)

Total fixed maturity securities	8,060	(28)	121	17	1,600	(7,829)	1,941	(30)

Equity securities	9	11	—	7	120	(60)	87	—

Other invested assets:
Trading securities (3)	145	12	—	(41)	213	—	329	12
Derivative assets:
Interest rate swaps	3	2	—	—	—	—	5	2
Interest rate swaptions	54	11	—	(65)	—	—	—	11
Credit default swaps	6	—	—	—	—	—	6	—
Equity index options	39	(73)	—	67	—	—	33	(73)
Other foreign currency options	8	(8)	—	—	—	—	—	(8)

Total derivative assets	110	(68)	—	2	—	—	44	(68)

Total other invested assets	255	(56)	—	(39)	213	—	373	(56)

Restricted other invested assets related to securitization entities (4)	—	(3)	—	—	174	—	171	(6)
Reinsurance recoverable (5)	(5)	(3)	—	3	—	—	(5)	(3)

Total Level 3 assets	$8,319	$(79)	$121	$(12)	$2,107	$(7,889)	$2,567	$(95)

(1)

During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2.

(2)

The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate—non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.

(3)

Transfers into trading securities were offset by transfers out of other asset-backed securities and were driven primarily by the adoption of new accounting guidance related to embedded credit derivatives.

(4)	Relates to the consolidation of certain securitization entities as of January 1, 2010. See note 18 for additional information related to consolidated securitization entities.
(5)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

The following table presents the gains and losses included in net income (loss) from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(Amounts in millions)	2012	2011	2010
Total realized and unrealized gains (losses) included in net income (loss):
Net investment income	$32	$24	$36
Net investment gains (losses)	(70)	(37)	(115)

Total	$(38)	$(13)	$(79)

Total gains (losses) included in net income (loss) attributable to assets still held:
Net investment income	$25	$25	$20
Net investment gains (losses)	(44)	(39)	(115)

Total	$(19)	$(14)	$(95)

The amount presented for unrealized gains (losses) included in net income for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

(Amounts in millions)	Beginning	Total realized and unrealized (gains) losses		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of December 31, 2012	Total (gains) losses included in net (income)
	balance as of January 1, 2012	Included in net (income) loss	Included in OCI								loss attributable to liabilities still held
Policyholder account balances:
GMWB embedded derivatives (1)	$492	$(179)	$—	$—	$—	$37	$—	$—	$—	$350	$(175)
Fixed index annuity embedded derivatives	4	1	—	—	—	22	—	—	—	27	1

Total policyholder account balances	496	(178)	—	—	—	59	—	—	—	377	(174)

Derivative liabilities:
Credit default swaps	57	(43)	—	2	—	—	(15)	—	—	1	(40)
Credit default swaps related to securitization entities (2)	177	(76)	—	3	—	—	—	—	—	104	(76)

Total derivative liabilities	234	(119)	—	5	—	—	(15)	—	—	105	(116)

Borrowings related to securitization entities (2)	48	14	—	—	—	—	—	—	—	62	14

Total Level 3 liabilities	$778	$(283)	$—	$5	$—	$59	$(15)	$—	$—	$544	$(276)

(1)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)	See note 18 for additional information related to consolidated securitization entities.

(Amounts in millions)	Beginning	Total realized and unrealized (gains) losses		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of December 31, 2011	Total (gains) losses included in net (income)
	balance as of January 1, 2011	Included in net (income) loss	Included in OCI								loss attributable to liabilities still held
Policyholder account balances:
GMWB embedded derivatives (1)	$121	$334	$—	$—	$—	$37	$—	$—	$—	$492	$338
Fixed index annuity embedded derivatives	5	(1)	—	—	—	—	—	—	—	4	(1)

Total policyholder account balances	126	333	—	—	—	37	—	—	—	496	337

Derivative liabilities:
Credit default swaps	7	48	—	3	—	—	(1)	—	—	57	48
Credit default swaps related to securitization entities (2)	129	48	—	—	—	—	—	—	—	177	48
Equity index options	3	—	—	—	—	—	(3)	—	—	—	—

Total derivative liabilities	139	96	—	3	—	—	(4)	—	—	234	96

Borrowings related to securitization entities (2)	51	(3)	—	—	—	—	—	—	—	48	(2)

Total Level 3 liabilities	$316	$426	$—	$3	$—	$37	$(4)	$—	$—	$778	$431

(1)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)	See note 18 for additional information related to consolidated securitization entities.

(Amounts in millions)	Beginning	Total realized and unrealized (gains) losses		Purchases sales,	Transfer into Level 3	Transfer out of Level 3	Ending balance as of December 31, 2010	Total (gains) losses included in net (income)
	balance as of January 1, 2010	Included in net (income) loss	Included in OCI	issuances and settlements, net				loss attributable to liabilities still held
Policyholder account balances:
GMWB embedded derivatives (1)	$175	$(90)	$—	$36	$—	$—	$121	$(87)
Fixed index annuity embedded derivatives	3	2	—	—	—	—	5	2

Total policyholder account balances	178	(88)	—	36	—	—	126	(85)

Derivative liabilities:
Interest rate swaps	2	(2)	—	—	—	—	—	(2)
Interest rate swaptions	67	(42)	—	(25)	—	—	—	(42)
Credit default swaps	—	7	—	—	—	—	7	7
Credit default swaps related to securitization entities (2)	—	9	—	(1)	121	—	129	9
Equity index options	2	3	—	(2)	—	—	3	3

Total derivative liabilities	71	(25)	—	(28)	121	—	139	(25)
Borrowings related to securitization entities (2)	—	(9)	—	—	60	—	51	(9)

Total Level 3 liabilities	$249	$(122)	$—	$8	$181	$—	$316	$(119)

(1)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)	Relates to the consolidation of certain securitization entities as of January 1, 2010. See note 18 for additional information related to consolidated securitization entities.

The following table presents the gains and losses included in net (income) loss from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(Amounts in millions)	2012	2011	2010
Total realized and unrealized (gains) losses included in net (income) loss:
Net investment income	$—	$—	$—
Net investment (gains) losses	(283)	426	(122)

Total	$(283)	$426	$(122)

Total (gains) losses included in net (income) loss attributable to liabilities still held:
Net investment income	$—	$—	$—
Net investment (gains) losses	(276)	431	(119)

Total	$(276)	$431	$(119)

Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

Issuances and settlements presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled “included in net (income) loss” in the tables presented above.

Certain classes of instruments classified as Level 3 are excluded below as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value. The following table presents a summary of the significant unobservable inputs used for certain fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2012:

(Amounts in millions)	Valuation technique	Fair value	Unobservable input	Range (weighted-average)
Assets
Fixed maturity securities:
U.S. corporate	Matrix pricing	$2,554	Credit spreads	65bps-953bps (208bps)
Corporate—non-U.S.	Matrix pricing	1,908	Credit spreads	82bps-380bps (188bps)
Derivative assets:
Interest rate swaps	Discounted cash flows	2	Interest rate volatility	25%-28% (26%)
Credit default swaps (1)	Discounted cash flows	7	Credit spreads	9bps-112bps (56bps)
Equity index options	Discounted cash flows	25	Equity index volatility	14%-45% (31%)
Other assets (2)	Discounted cash flows	9	Discount rate	13%
Liabilities
Policyholder account balances:
			Withdrawal utilization rate	— %-98%
			Lapse rate	— %-25%
			Non-performance risk (credit spreads)	50bps-90bps (80bps)
GMWB embedded derivatives (3)	Stochastic cash flow model	350	Equity index volatility	18%-25% (22%)
Fixed index annuity embedded derivatives	Option budget method	27	Expected future interest credited	1%-4% (1%)
Derivative liabilities:
Credit default swaps (1)	Discounted cash flows	1	Credit spreads	112bps-119bps (115bps)

(1)	Unobservable input valuation based on the current market credit default swap premium.
(2)	Represents contingent receivables associated with recent business dispositions.
(3)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.